Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2023
Trade and other receivables
Schedule of trade and other receivables, net

	September 30,	December 31,
	2023	2022
	(Unaudited)
Current
Fuel Price stabilization fund (1)	25,692,997	26,296,870
Concessions (2)	4,495,993	5,194,909
Customers
Domestic	2,788,212	3,268,944
Foreign	3,528,244	3,065,207
Related parties (Note 30)	152,562	110,408
Accounts receivable from employees	89,639	115,922
Industrial services	55,797	70,762
Other	777,229	1,101,977
	37,580,673	39,224,999
Non–current
Concessions (2)	26,533,437	28,647,390
Customers
Foreign	184,965	185,331
Domestic	72,001	72,985
Accounts receivable from employees	581,185	498,415
Related parties (Note 30)	130,306	335
Other (3)	2,554,429	2,750,749
	30,056,323	32,155,205
(1)	Corresponds to the application of Resolution 180522 of March 29, 2010, and other regulations that modify and add it (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of motor gasoline current and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative). As of September 2023, Ecopetrol S.A. offset this account receivable by $16,415,907 (2022: $6,788,385) with the dividends payable to the Ministry of Finance and Public Credit. This transaction was treated as a non-cash transaction for the purpose of the cash flow statement.
(2)	Includes concessions and roads. Corresponds to accounts receivable for concessions acquired for public electric power transportation services and for public road transportation service.
(3)	Corresponds mainly to accounts receivable from the Government of Brazil for employee benefits governed by Law 4819 of 1958 to ISA CTEEP, and crude loan agreements of Ecopetrol Business Group for transportation systems. The gross value of these accounts receivable is $2,291,892 (2022: $2,481,530) and the provision for expected losses established, included in the provision line for expected credit losses, is $417,920 (2022: $475,936), for a net book value of $1,873,972 (2022: $2,005,594). The administration monitors the progress and developments related to the legal aspect of the matter and continuously evaluates the possible impacts on its financial statements.